Finance Lease Receivables (Details) - Gross amount - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received		₩ 2,315,752	₩ 2,510,564
Less : Unearned finance income		(1,192,686)	(1,331,723)
Net investment in finance lease	[1]	1,123,066	1,178,841
Not Later Than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received		162,211	173,093
1~5 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received		569,965	596,819
1~2 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received		148,485	150,895
2~3 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received		144,913	150,596
3~4 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received		139,605	149,364
4~5 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received		136,962	145,964
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received		₩ 1,583,576	₩ 1,740,652

[1]	Including the present value of unguaranteed residual value amounting to KRW15,946 million and KRW16,407 million, as of December 31, 2019 and 2020, respectively.